Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income (loss)	$ 52	$ 137	$ (30)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from discontinued operations	93	10	115
Depreciation and amortization	128	114	122
Stock-based compensation expense	33	21	12
Excess tax benefit from stock-based compensation	(1)	0	0
Deferred income taxes	(13)	(48)	(67)
Gain on sale of property, plant and equipment	(5)	(10)	(12)
Impairment of long-lived and other assets	0	14	39
Changes in operating assets and liabilities:
Receivables	(57)	(15)	22
Inventories	4	(39)	15
Current payables and accrued expenses	50	(13)	(36)
Deferred service revenue and customer deposits	34	34	18
Employee severance and pension	92	80	49
Other assets and liabilities	(22)	(6)	42
Net cash provided by operating activities	388	279	289
Investing activities
Grant reimbursements from capital expenditures	0	5	9
Expenditures for property, plant and equipment		(74)	(52)
Proceeds from sales of property, plant and equipment	2	39	11
Business acquisitions, net of cash acquired	(1,085)	0	0
Other investing activities, net	0	(24)	(41)
Net cash used in investing activities	(1,206)	(111)	(134)
Financing activities
Repurchases of Company common stock	(70)	(20)	(1)
Proceeds from (Repayments of) Short-term Debt	0	(4)	4
Repayment of long-term debt	0	(1)	0
Repayment of senior unsecured notes	0	0	(300)
Excess tax benefit from stock-based compensation	1	0	0
Proceeds from employee stock plans	18	11	9
Borrowings on term credit facility	700	0	0
Repayments of Lines of Credit	260	75	30
Proceeds from Lines of Credit	400	75	30
Debt issuance cost	(29)	0	0
Proceeds from sale of noncontrolling interest	43	0	0
Dividend distribution to minority shareholder	(1)	0	0
Net cash provided by (used in) financing activities	802	(14)	(288)
Cash flows from discontinued operations
Net cash used in operating activities	(37)	(16)	(66)
Net cash used in investing activities			(69)
Net cash used in discontinued operations	(77)	(116)	(135)
Effect of exchange rate changes on cash and cash equivalents	(5)	7	8
(Decrease) increase in cash and cash equivalents	(98)	45	(260)
Cash and cash equivalents at beginning of period	496	451	711
Cash and cash equivalents at end of period	398	496	451
Cash paid during the year for:
Income taxes	55	34	49
Interest	$ 5	$ 2	$ 10